Segment Information (Tables)	9 Months Ended
Sep. 30, 2012
Segment Information
Schedule of Total Gross Margin and Reconciliation to Income (Loss) Before Income Tax

Total Gross Margin and Reconciliation to Loss Before Income Tax and Non Controlling Interest

(In thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Total gross margin	$34,510	$32,769	$117,571	$93,986
Selling, general and administrative	29,885	22,756	86,251	72,247
Acquisition and integration expenses	58	622	352	2,621
Loss on extinguishment of debt	12,339	—	12,339	—
Interest expense	13,530	15,122	43,534	39,572
Loss before income taxes and non controlling interest	$(21,302)	$(5,731)	$(24,905)	$(20,454)

Schedule of Total Assets by Reporting Segment

Total Assets by Reporting Segment

(in thousands)

	September 30,	December 31,
	2012	2011
Medical Equipment Outsourcing	$464,888	$461,285
Technical and Professional Services	83,964	84,483
Medical Equipment Sales and Remarketing	18,603	18,603
Corporate and Unallocated	393,069	372,561
Total Company Assets	$960,524	$936,932

Medical Equipment Outsourcing
Segment Information
Schedule of operating information of segments

Medical Equipment Outsourcing

(In thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues	$74,134	$69,002	$226,599	$205,159
Cost of revenue	28,736	23,814	77,273	72,785
Medical equipment depreciation	18,104	17,006	52,329	51,678
Gross margin	$27,294	$28,182	$96,997	$80,696

Technical and Professional Services
Segment Information
Schedule of operating information of segments

Technical and Professional Services

(In thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues	$20,066	$13,852	$62,545	$36,083
Cost of revenue	14,455	10,540	47,109	26,650
Gross margin	$5,611	$3,312	$15,436	$9,433

Medical Equipment Sales And Remarketing
Segment Information
Schedule of operating information of segments

Medical Equipment Sales and Remarketing

(In thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues	$7,619	$6,490	$23,250	$17,972
Cost of revenue	6,014	5,215	18,112	14,115
Gross margin	$1,605	$1,275	$5,138	$3,857